Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
Parvin Hedged Equity Solari World Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	17.18%	2.82%
M S C I All Country World Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.76%	11.72%